Related Party Balance and Transactions (Details)	Jun. 30, 2025 HKD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 HKD ($)
Gaderway Investments Limited
Related Party Transaction [Line Items]
Amounts due to related parties	$ 0	$ 0	$ 306,110